Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
Disclosure of Lease Liabilities Explanatory
	As at December 31,	As at December 31,
	2024	2023
Balance, beginning of period	$447,514	$547,471
Interest	13,271	46,923
Lease payments	(109,980)	(146,880)
Modification of lease	(224,008)	-
Balance, end of period	$126,797	$447,514
Current portion	$51,112	$110,651
Non-current portion	75,685	336,863
Total lease liabilities	$126,797	$447,514

Maturity analysis - contractual undiscounted cash flows

As at December 31, 2024
Less than one year	$60,000
One to five years	80,000
Total undiscounted lease obligations	$140,000